OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments		$ 281	$ 5,059	$ 5,059	$ 3,114
Related party
Schedule of Equity Method Investments [Line Items]
Total		2,689		2,706
Nonrelated Party
Schedule of Equity Method Investments [Line Items]
Deposits for long-term operating leases		2,938		3,288	3,486
Prepayments for purchases of property, equipment and software		2,289		920	1,442
Deductible VAT		54,808		41,859	5,815
Equity investments		4,634		4,466	240
Total		$ 65,792		$ 50,533	$ 10,983
Hubei Changjiang Chegu Industry Investment Fund Partnership
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments	$ 4,317
Percentage of investment fund partnership	16.67%